Consolidated Balance Sheets	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Current assets:
Cash and cash equivalents	$ 43,112,523	$ 5,527,247	$ 530,206
Accounts receivable, net	1,510,284	193,626	2,664,748
Deferred offering costs			1,986,279
Deposits, prepayments and other receivables	14,990,889	1,921,909	375,952
Total current assets	59,613,696	7,642,782	5,557,185
Non-current assets:
Property and equipment, net	46,521	5,964	70,681
Long-term prepayments	3,895,247	499,391
Total non-current assets	3,941,768	505,355	70,681
TOTAL ASSETS	63,555,464	8,148,137	5,627,866
Current liabilities:
Accrued liabilities and other payable	3,512,964	450,382	3,902,099
Contract liabilities	480,921	61,657	1,344,342
Total current liabilities	5,468,918	701,145	6,086,505
TOTAL LIABILITIES	5,468,918	701,145	6,086,505
Commitments and contingencies
Shareholders’ (deficit) equity:
Ordinary share	81,317	10,425	51,839
Additional paid-in capital	65,664,351	8,418,507	1,306,948
Accumulated other comprehensive income	4,493	576	5,933
Accumulated deficit	(7,663,615)	(982,516)	(1,823,359)
Total shareholders' deficit	58,086,546	7,446,992	(458,639)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	63,555,464	8,148,137	5,627,866
Nonrelated Party [Member]
Current liabilities:
Accounts payable	205,767	26,380	74,000
Related Party [Member]
Current liabilities:
Accounts payable			205,767
Due to related parties	$ 1,269,266	$ 162,726	$ 560,297